UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

Item 1.  Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.6%
	Shares	Value
CONSUMER DISCRETIONARY — 7.8%
Buffalo Wild Wings*	125,170	$14,795,094
El Pollo Loco Holdings*	505,000	5,807,500
Helen of Troy*	235,325	21,861,693
Hibbett Sports*	275,395	3,525,056
John Wiley & Sons, Cl A	670,000	36,615,500
Wolverine World Wide	1,281,765	34,992,184

		117,597,027

CONSUMER STAPLES — 10.0%
Amplify Snack Brands*	800,000	5,112,000
B&G Foods	715,000	22,737,000
Boston Beer, Cl A*	95,000	16,914,750
elf Beauty*	860,000	18,223,400
J&J Snack Foods	55,075	7,334,338
Simply Good Foods*	395,000	4,550,400
Snyder’s-Lance	1,125,000	42,333,750
TreeHouse Foods*	520,000	34,517,600

		151,723,238

FINANCIALS — 16.0%
Argo Group International Holdings	455,000	28,642,250
Bryn Mawr Bank	325,000	14,251,250
Community Bank System	275,000	15,204,750
CVB Financial	845,000	20,161,700
Financial Engines	785,000	28,338,500
First Financial Bankshares	270,385	12,343,075
German American Bancorp	315,000	11,333,700
Independent Bank	230,000	16,583,000
Navigators Group	435,000	25,230,000
Prosperity Bancshares	280,000	18,418,400
Stock Yards Bancorp	270,650	10,217,037
UMB Financial	325,000	23,897,250
Washington Trust Bancorp	299,205	16,605,878

		241,226,790

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 20.8%
Aceto	161,708	$1,628,400
Cantel Medical	125,000	12,260,000
Cardiovascular Systems*	735,030	17,692,172
Catalent*	480,000	20,443,200
CONMED	575,790	30,067,754
ICU Medical*	120,000	22,932,000
INC Research Holdings, Cl A*	165,225	9,442,609
Insulet*	385,000	22,641,850
Integra LifeSciences Holdings*	850,000	39,763,000
Medidata Solutions*	355,000	26,706,650
NuVasive*	560,000	31,768,800
Omnicell*	520,000	25,896,000
Penumbra*	155,000	15,585,250
Prestige Brands Holdings*	305,000	14,304,500
Supernus Pharmaceuticals*	430,000	17,888,000
Teladoc*	190,030	6,280,491

		315,300,676

INDUSTRIALS — 15.0%
Actuant, Cl A	700,000	17,850,000
Brady, Cl A	200,000	7,610,000
Gorman-Rupp	155,460	4,971,611
Healthcare Services Group	56,485	2,987,492
John Bean Technologies	150,000	16,035,000
Lydall*	485,000	28,033,000
MSA Safety	150,205	11,941,297
Ritchie Bros. Auctioneers	1,130,000	31,673,900
Standex International	245,375	25,408,581
TriMas*	751,040	19,940,112
Welbilt*	1,515,000	33,420,900
Woodward	350,000	27,065,500

		226,937,393

INFORMATION TECHNOLOGY — 19.5%
Blackbaud	500,000	50,650,000
CommVault Systems*	500,000	26,025,000

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Gigamon*	310,845	$11,967,532
Guidewire Software*	340,000	27,193,200
LogMeIn	300,415	36,365,236
New Relic*	625,000	32,081,250
NIC	705,000	11,985,000
Okta, Cl A*	380,000	10,989,600
Pure Storage, Cl A*	505,695	8,308,569
Q2 Holdings*	195,275	8,308,951
Qualys*	636,060	33,647,574
Talend ADR*	195,270	8,086,131
WEX*	240,330	29,702,385

		295,310,428

MATERIALS — 3.5%
H.B. Fuller	635,000	36,112,450
Innospec	280,000	17,318,000

		53,430,450

TOTAL COMMON STOCK (Cost $1,003,767,222)		1,401,526,002

CASH EQUIVALENTS — 7.6%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.910%	50,057,486	50,057,486
Fidelity Treasury Portfolio, Cl I, 0.930%	65,409,946	65,409,946

TOTAL CASH EQUIVALENTS (Cost $115,467,432)		115,467,432

TOTAL INVESTMENTS — 100.2% (Cost $1,119,234,654)		$1,516,993,434

Percentages are based on Net Assets of $1,513,330,567.
* Non-income producing security.
** Rate reported is the 7-day effective yield as of October 31, 2017.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2017
(Unaudited)

As of October 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. For the period ended October 31, 2017, there were no Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1900

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.9%
	Shares	Value
CONSUMER DISCRETIONARY — 5.2%
Advance Auto Parts	270,000	$22,069,800
John Wiley & Sons, Cl A	565,000	30,877,250
Sally Beauty Holdings*	1,385,000	23,974,350
Tractor Supply	350,000	21,091,000

		98,012,400

CONSUMER STAPLES — 14.6%
Blue Buffalo Pet Products*	800,000	23,144,000
Flowers Foods	2,225,000	42,341,750
Hormel Foods	1,375,000	42,845,000
JM Smucker	290,000	30,754,500
McCormick	245,000	24,384,850
Molson Coors Brewing, Cl B	435,000	35,178,450
Snyder’s-Lance	1,030,000	38,758,900
TreeHouse Foods*	545,000	36,177,100

		273,584,550

FINANCIALS — 11.5%
Arthur J Gallagher	640,000	40,531,200
Commerce Bancshares	425,000	24,718,000
Cullen/Frost Bankers	335,000	32,997,500
Everest Re Group	80,000	18,996,000
Morningstar	145,000	12,355,450
Northern Trust	485,000	45,357,200
Prosperity Bancshares	400,000	26,312,000
SVB Financial Group*	65,000	14,253,200

		215,520,550

HEALTH CARE — 21.3%
ABIOMED*	50,000	9,646,000
Align Technology*	130,000	31,067,400
C.R. Bard	85,000	27,800,950
Catalent*	580,000	24,702,200
Cooper	145,000	34,837,700

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
DENTSPLY SIRONA	675,000	$41,222,250
Henry Schein*	345,000	27,117,000
Integra LifeSciences Holdings*	840,000	39,295,200
Laboratory Corporation of America Holdings*	285,000	43,807,350
Medidata Solutions*	265,000	19,935,950
NuVasive*	480,000	27,230,400
Steris	350,000	32,665,500
Waters*	200,000	39,210,000

		398,537,900

INDUSTRIALS — 14.0%
AMETEK	565,000	38,131,850
Dover	200,000	19,098,000
IDEX	210,000	26,924,100
Nordson	365,000	46,241,850
Ritchie Bros. Auctioneers	920,000	25,787,600
Rockwell Automation	40,000	8,032,800
Stericycle*	335,000	23,734,750
Verisk Analytics, Cl A*	385,000	32,744,250
Westinghouse Air Brake Technologies	545,000	41,692,500

		262,387,700

INFORMATION TECHNOLOGY — 22.0%
Akamai Technologies*	360,000	18,810,000
ANSYS*	210,000	28,709,100
Blackbaud	325,000	32,922,500
Fortinet*	480,000	18,916,800
Guidewire Software*	325,000	25,993,500
LogMeIn	190,000	22,999,500
Okta, Cl A*	100,000	2,892,000
Palo Alto Networks*	290,000	42,688,000
Red Hat*	450,000	54,373,500
Splunk*	585,000	39,370,500
Synopsys*	245,000	21,197,400

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Tableau Software, Cl A*	525,000	$42,572,250
WEX*	200,000	24,718,000
Workday, Cl A*	330,000	36,626,700

		412,789,750

MATERIALS — 3.3%
AptarGroup	605,000	52,677,350
International Flavors & Fragrances	68,000	10,024,560

		62,701,910

TOTAL COMMON STOCK (Cost $1,435,980,294)		1,723,534,760

CASH EQUIVALENTS — 8.0%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.910%	148,576,000	148,576,000
Fidelity Treasury Portfolio, Cl I, 0.930%	2,182,148	2,182,147

TOTAL CASH EQUIVALENTS (Cost $150,758,147)		150,758,147

TOTAL INVESTMENTS — 99.9% (Cost $1,586,738,441)		$1,874,292,907

Percentages are based on Net Assets of $1,876,021,915.
* Non-income producing security.
** Rate reported is the 7-day effective yield as of October 31, 2017.

As of October 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. For the period ended October 31, 2017, there were no Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2600

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%
	Shares	Value
ARGENTINA — 2.6%
MercadoLibre	370	$88,915

BRAZIL — 4.2%
Ambev ADR	11,200	70,896
Itau Unibanco Holding ADR	6,000	76,860

		147,756

CHINA — 26.1%
AIA Group	15,000	112,859
Alibaba Group Holding ADR*	1,100	203,378
Baidu ADR*	420	102,455
Ctrip.com International ADR*	2,000	95,780
Shenzhou International Group Holdings	7,400	63,170
Techtronic Industries	11,500	67,436
Tencent Holdings	4,100	183,827
Yum China Holdings	2,000	80,700

		909,605

HONG KONG — 3.5%
Wuxi Biologics Cayman (A)*	8,500	48,156
Xiabuxiabu Catering Management China Holdings (A)	50,100	73,077

		121,233

INDIA — 18.6%
Britannia Industries	1,300	93,118
Dabur India	8,700	44,708
Godrej Consumer Products	4,800	69,209
HDFC Bank	3,000	83,880
Housing Development Finance	6,200	163,434
Maruti Suzuki India	400	50,709
PI Industries	5,700	72,232
Vakrangee	8,200	71,187

		648,477

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
KENYA — 2.9%
Safaricom	410,000	$100,723

MEXICO — 6.0%
Arca Continental	9,300	59,315
Banregio Grupo Financiero	8,024	42,892
Becle*	33,700	53,940
Gruma, Cl B	4,000	52,614

		208,761

NETHERLANDS — 7.0%
Heineken	1,150	112,078
Unilever ADR	2,300	133,308

		245,386

PERU — 1.8%
Credicorp	300	62,832

PHILIPPINES — 1.7%
Universal Robina	21,000	58,216

SOUTH AFRICA — 2.4%
Clicks Group	7,600	85,146

SOUTH KOREA — 8.4%
Amorepacific	300	84,081
Hanssem	300	45,655
LG Household & Health Care	70	73,540
NAVER	110	87,776

		291,052

TAIWAN — 5.2%
Gourmet Master	4,030	46,234
Taiwan Semiconductor Manufacturing	16,600	133,748

		179,982

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND — 2.0%
Thai Beverage	99,000	$71,213

UNITED STATES — 3.3%
Despegar.com*	1,300	40,040
International Flavors & Fragrances	500	73,710

		113,750

VIETNAM — 2.1%
Vietnam Dairy Products JSC	11,040	73,397

TOTAL COMMON STOCK (Cost $2,548,246)		3,406,444

	Number of Rights
RIGHTS — 0.0%

HONG KONG — 0.0%
Tencent Holdings, Expires 11/02/2017* (Cost $–)	3	—

	Shares
CASH EQUIVALENT — 1.2%**

Fidelity Treasury Portfolio, Cl I, 0.930% (Cost $42,532)	42,532	42,532

TOTAL INVESTMENTS — 99.0% (Cost $2,590,778)		$3,448,976

Percentages are based on Net Assets of $3,484,143.
* Non-income producing security.
** Rate reported is the 7-day effective yield as of October 31, 2017.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of October 31, 2017 was $121,233 and represents 3.48% of Net Assets.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKETS FUND
OCTOBER 31, 2017
(Unaudited)

ADR — American Depositary Receipt
Cl — Class
JSC — Joint Stock Company

The following is a summary of the level of inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,348,228	$58,216	$—	$3,406,444
Rights	—	—	—	—
Cash Equivalents	42,532	—	—	42,532

Total Investments in Securities	$3,390,760	$58,216	$—	$3,448,976

During the period ended October 31, 2017, there were transfers between Level 1 and Level 2 investments in securities. The primary reason for the changes in the classification was due to market closure in Philippines which resulted in a transfer of $58,216 between Level 1 and Level 2 securities.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-0500

4	CHAMPLAIN INVESTMENT	PARTNERS

Item 2.  Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 27, 2017